Long-Term Debt - Future principal payments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 3	$ 95	$ 96	$ 194
Future principal payments
2018			2,363
2019			15,061
2020			47
Total long-term debt	$ 17,409		$ 17,471	$ 20,252